Cover	Sep. 29, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2020
Entity File Number	001-32324
Entity Registrant Name	CUBESMART
Entity Central Index Key	0001298675
Entity Tax Identification Number	20-1024732
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	5 Old Lancaster Road,
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	535-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.01 par value per share, of CubeSmart
Trading Symbol	CUBE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Cube Smart L.P [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2020
Entity File Number	000-54462
Entity Registrant Name	CUBESMART, L.P.
Entity Central Index Key	0001300485
Entity Tax Identification Number	34-1837021
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Old Lancaster Road
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	535-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false